PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2023	2022
Computer, software, and electronic equipment	$14,995	$12,569
Office furniture and equipment	9,094	6,926
Leasehold improvements	16,419	13,289
Capitalized internal use software development costs	14,616	10,597
Capital leases	254	254
Property and equipment, gross	55,378	43,635
Less accumulated depreciation and amortization	(17,960)	(9,219)
Property and equipment, net	$37,418	$34,416